Consolidated Statements of Changes in Equity Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	1 Months Ended		3 Months Ended								12 Months Ended
	Oct. 31, 2013	Nov. 30, 2012	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Dividends declared per share	$ 0.20	$ 0.10	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10				$ 0.50	$ 0.10